Commitments and contingencies (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022	Sep. 28, 2021
litigations [Line Items]
Loss contingency, claim damages	₩ 4,344.9
Joint And Several Liability [Member]
litigations [Line Items]
Loss Contingency Estimate Of Possible Loss			₩ 101,183.0
Board Of Directors [Member]
litigations [Line Items]
Percentage of investment principal repaid to the Customer				40.00%
German Heritage DLS Trust Products
litigations [Line Items]
Sale of securties sold under agreements to reputchase during the period	390.7
Securities sold under agreements to repurchase	379.9
Gen2 Related Trust Instruments
litigations [Line Items]
Securities sold under agreements to repurchase	420.0
Securities sold under agreements to repurchase expired amount	373.8
Lime Asset Management | Total Return Swap Agreement
litigations [Line Items]
Purchase of investments other than investments accounted for using equity method	₩ 200.0
Asia Trust Co Ltd
litigations [Line Items]
Proportion of ownership interest in subsidiary	60.00%
Miscellaneous other provisions
litigations [Line Items]
Provisions and insurance contract liabilities	₩ 9,693.0
Provision used, other provisions	37,604.0	₩ 46,654.0
insurance contract Liabilities
litigations [Line Items]
Provisions and insurance contract liabilities	3,828.0
Unused Credit Commitments [Member]
litigations [Line Items]
Provision used, other provisions	₩ 86,979,545.0	₩ 82,991,589.0